UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2011
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
March 31, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET
SECURITY                                     ASSETS       NUMBER OF SHARES      VALUE
----------------------------------------    --------      ----------------    ----------
----------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer discretionary:                        12.1%
 Abercrombie & Fitch                                                 2,000    $  117,400
 Autozone Inc. 1                                                     1,500       410,340
 Chipotle Mexican Grill Inc.1                                          500       136,185
 Fossil Inc. 1                                                       2,000       187,300
 Estee Lauder Companies Inc.                                         2,000       192,720
 Panera Bread Co. 1                                                  2,500       317,500
 Priceline.Com Inc. 1                                                  400       202,576
 Ross Stores Inc.                                                    3,000       213,360
 Tempur Pedic International Inc. 1                                   3,000       151,980
 Wynn Resorts Ltd.                                                   1,500       190,740

                                                                               2,120,101


Consumer staples:                               3.9
 Procter & Gamble Co.                                                2,000       123,200
 Ulta Salon Cosmetics & Fragrance Inc. 1                             5,000       240,650
 Whole Foods Market Inc.                                             5,000       329,500

                                                                                 693,350


Energy:                                        14.2
 Baker Hughes Inc.                                                   2,000       146,860
 Chevron Corp.                                                       3,000       322,470
 Concho Resources Inc. 1                                             1,500       160,950
 Exxon Mobil Corp.                                                   1,500       126,195
 Market Vectors Coal ETF 2                                           3,000       152,160
 Northern Oil and Gas Inc. 1                                         5,000       133,500
 SPDR Energy Select Sector 2                                        10,000       797,500
 Schlumberger Ltd.                                                   2,000       186,520
 Valero Energy Corp.                                                 6,000       178,920
 Whiting Petroleum Corp. 1                                           4,000       293,800

                                                                               2,498,875


Financial services:                             6.2
 American Express Company                                            2,000        90,400
 Anworth Mortgage Asset Corp.                                       36,000       255,240
 CB Richard Ellis Group Inc. 1                                      10,000       267,000
 Capstead Mortgage Corp.                                             1,000        12,780
 Cypress Sharpridge Investments                                      1,000        12,680

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011
(UNAUDITED)



                                              PERCENT
                                               OF NET
SECURITY                                       ASSETS       NUMBER OF SHARES      VALUE
------------------------------------------    --------      ----------------    ----------
------------------------------------------

Financial services (continued):
 Huntington Bancshares Inc.                                           29,000    $  192,560
 Wells Fargo & Company                                                 6,000       190,260
 iShares DJ Real Estate 2                                              1,000        59,400

                                                                                 1,080,320


Healthcare:                                       9.6%
 Alexion Pharmaceuticals Inc. 1                                        2,000       197,360
 Biogen Idec Inc. 1                                                    2,000       146,940
 Cerner Corp. 1                                                        2,000       222,400
 Express Scripts Inc. 1                                                2,000       111,220
 Illumina Inc. 1                                                       2,000       140,140
 Mettler Toledo International Inc. 1                                   1,500       258,000
 United Therapeutics Corp. 1                                           6,000       402,120
 Valeant Pharmaceuticals International                                 4,123       205,367

                                                                                 1,683,547


Industrials:                                     15.7
 CSX Corp.                                                             3,000       235,800
 Caterpillar Inc.                                                      4,000       445,400
 Cummins Inc.                                                          1,500       164,430
 Deere & Co.                                                           5,000       484,450
 Honeywell International Inc.                                          2,000       119,420
 Pall Corp.                                                            4,000       230,440
 Roper Industries Inc.                                                 3,000       259,380
 Sionix Corp. 1, 3, 5, 6                                           1,250,003        63,750
 Stericycle Inc. 1                                                     5,000       443,350
 Trinity Industries Inc.                                               6,000       220,020
 United Technologies Corp.                                             1,000        84,650

                                                                                 2,751,090


Materials:                                        2.3
 Agrium Inc.                                                           1,000        92,260
 Lyondellbasell Industries                                             4,500       177,975
 Rio Tinto PLC                                                         2,000       142,240

                                                                                   412,475


Information Technology:                          19.0
 Acme Packet Inc. 1                                                    2,000       141,920
 Agilent Technologies 1                                                4,000       179,120
 Altera Corp.                                                          3,000       132,060
 Amphenol Corp.                                                        6,000       326,340

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011
(UNAUDITED)



                                                  PERCENT
                                                   OF NET       NUMBER OF
SECURITY                                           ASSETS       SHARES/PAR       VALUE
----------------------------------------------    --------      ----------    -----------
----------------------------------------------

Information Technology (continued):
 Apple Inc. 1                                                          700    $   243,955
 Cognizant Technology Solutions Corp. 1                              6,500        529,100
 E M C Corp. 1                                                       7,000        185,920
 Google Inc. 1                                                         200        117,352
 Informatica Corp. 1                                                 6,000        313,140
 International Business Machines Corp.                               1,300        211,991
 Maxim Integrated Products                                           4,000        102,400
 Oracle Corp.                                                       14,000        468,055
 PowerShares QQQ Trust 2                                             1,000         57,430
 Qualcomm Inc.                                                       2,000        109,660
 Verifone Systems Inc. 1                                             4,000        219,800

                                                                                3,338,243

Diversified Indexed Trusts:                           2.0%
 iShares Inc. MSCI Canada Index 2                                    4,850        163,009
 iShares Inc. MSCI Germany Index 2                                   7,000        181,650

                                                                                  344,659

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $11,697,999)                                  85.0                      14,922,660


WARRANTS                                              0.0
 Cambridge Holdings, Ltd. Warrants 1,3,4                            11,599              0
 9-15-2015 (Cost $0)
 Prescient Medical Inc Pfd B Warrants 1,3,4                          5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc Pfd C Warrants 1,3,4                         37,222              0
 4-14-2014 (Cost $0)
 Sionix Corporation Warrants 1,3,4                                 416,666              0
 8-30-2015 (Cost $0)
 Sionix Corporation Warrants 1,3,4                                 208,335              0
       10-13-2015 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                              0


PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
March 31, 2011
(UNAUDITED)



                                                    PERCENT
                                                     OF NET       NUMBER OF
SECURITY                                             ASSETS       SHARES/PAR       VALUE
------------------------------------------------    --------      ----------    ------------
------------------------------------------------

CONVERTIBLE PREFERRED STOCK                             0.4%
 Prescient Convertible Pfd Series C 1,3,4
       (Cost $234,009)                                                78,157    $    64,089


CONVERTIBLE BONDS                                       0.1
 Cambridge Holdings Ltd. 1,3,4
           6.000%, due 06-30-11                                       28,999         23,779
           (Cost $23,779)


CONVERTIBLE BONDS TRUST                                 0.7
 ACP HyperActive Technologies Trust 1,3,4
           8.000%, due 06-30-12                                      125,000        124,956
           Consists of HyperActive Technologies
           Inc. Convertible Note
           (Cost $125,000)


MUTUAL FUNDS                                           16.5
 First American Treasury Oblig. Fund                                 350,327        350,327
 Vanguard Money Market Reserves                                    2,550,000      2,550,000


TOTAL MUTUAL FUNDS
 (Cost $2,900,327)                                                                2,900,327


TOTAL INVESTMENTS
 (Cost $14,981,114) 7                                 102.7                      18,035,811


LIABILITIES LESS OTHER ASSETS                          (2.7)                       (474,757)


NET ASSETS                                            100.0%                    $17,561,054




1   Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At March 31, 2011, the aggregate value of illiquid securities was $276,574, which is 1.6% of the Fund's net assets.
4  Security valued according to "good faith pricing" guidelines.  (See Note A)

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2011
(UNAUDITED)

5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2011, the aggregate amount of Rule 144A securities was $63,750, which is 0.4% of the Fund's net assets.
6 Security is restricted. At March 31, 2011, the aggregate amount of restricted securities was $63,750, which is 0.4% of the Fund's net assets.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended March 31, 2011, aggregated $8,030,927 and $10,039,424, respectively.

At March 31, 2011, gross unrealized appreciation on investments was $3,266,436 and gross unrealized depreciation on investments was $211,739 for a net unrealized appreciation of $3,054,697 for financial reporting and federal income tax purposes.


B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, recent financial results, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

There  were  no  significant  transfers  in  and  out  of  Levels  1  and  2.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)
March 31, 2011
(UNAUDITED)

The following table summarizes the inputs used to value the Fund's securities as of March 31, 2011.




                                          Level 1  Level 2   Level 3    Total
Security Type                               Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $14,923  $      -  $      -  $14,923
Warrants                                       -         -         -        -
Convertible Preferred Stocks                   -         -        64       64
Convertible Bonds                              -         -       149      149
Mutual Funds                               2,900         -         -    2,900
Total                                    $17,823  $      -  $    213  $18,036
                                        --------  --------  --------  -------




                                                                          Measurements
                                                                Using Unobservable Inputs ($000)
                                                                            (Level 3)

                                                                           Securities
--------------------------------------------------------------

Beginning Balance 12-31-2010                                    $                            213

Total gains or losses (realized/unrealized) included in
earnings                                                                                       0

Purchases                                                                                      0

Sales                                                                                          0

Issuances                                                                                      0

Settlements                                                                                    0

Transfers in and/or out of Level 3                                                             0

Ending Balance 3-31-2011                                        $                            213


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                $                              0
                                                                =================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 12, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
May 13, 2011               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 13, 2011               /s/________________________________________________
------------
Date                       James M. Johnson, President

By:
May 13, 2011               /s/________________________________________________
------------
Date                       Kathleen Carlson, Treasurer